Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,500,000,000.00
Previously Paid Amount	22,380.80
Total Fee Amount	217,497.03
Total Offset Amount	54,169.20
Net Fee	$ 140,947.03
Final Prospectus	false